Pension And Postretirement Benefits (Change In The Projected Benefit Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 56,110	$ 53,917
Service cost - benefits earned during the period	1,216	1,186	1,075
Interest cost on projected benefit obligation	2,800	2,958	3,150
Amendments	(905)	0
Actuarial loss	6,707	2,972
Special termination benefits	12	27
Benefits paid	(5,729)	(4,950)
Transfer for sale of Advertising Solutions segment	(149)	0
Plan transfers	(1,151)	0
Benefit obligation at end of year	58,911	56,110	53,917
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	34,953	36,638
Service cost - benefits earned during the period	336	362	348
Interest cost on projected benefit obligation	1,725	2,051	2,257
Amendments	(2,768)	(1,830)
Actuarial loss	4,844	478
Special termination benefits	5	4
Benefits paid	(2,608)	(2,750)
Transfer for sale of Advertising Solutions segment	(207)	0
Plan transfers	1,151	0
Benefit obligation at end of year	37,431	34,953	36,638
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	10	14	12
Interest cost on projected benefit obligation	$ 116	$ 126	$ 134